Convertible Promissory Notes (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 07, 2017	Oct. 01, 2017	Mar. 31, 2018	Jul. 26, 2017	Oct. 31, 2019	Oct. 31, 2018	Feb. 20, 2019	Jun. 15, 2018	Jun. 01, 2018	Jan. 31, 2018	Jan. 15, 2018	Dec. 15, 2017	Nov. 14, 2017	Nov. 08, 2017	Oct. 31, 2017	Oct. 23, 2017	Oct. 20, 2017	Jul. 28, 2017	Jun. 01, 2017	Feb. 01, 2017
IfrsStatementLineItems [Line Items]
Principal Amount	$ 300,000										$ 1,000,000	$ 1,000,000	$ 550,000
Accrued at a rate	50.00%											25.00%	50.00%
Monthly installments	$ 12,500						$ 3,220				$ 20,833			$ 5,630				$ 4,778
Interest payment	$ 15,000				$ 15,086	$ 33,842
Outstanding principal amount													$ 10,000
Repayment of principal amount					107,777	442,223
Accrued interest						127,915
Gross monthly compensation						10,000
Unpaid interest										$ 25,000
President And C E O [Member]
IfrsStatementLineItems [Line Items]
Principal Amount		$ 250,000
Accrued at a rate		50.00%
Interest payment		$ 15,000
Unpaid interest			$ 46,250
Convertible promissory notes description			The conversion price represents an amount equal to the applicable conversion valuation divided by the number of units outstanding at the time of conversion. The Conversion valuation represents the following a) $10,000,000 if the holder converts the note within 6 months of the effective date of the note and b) $15,000,000 if the holder converts the note after 6 months of the effective date of the note, but prior to the note’s maturity. As at October 31, 2017, accrued interest of $10,274 was incurred.
G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Accrued interest						248,958
Description of unit
IfrsStatementLineItems [Line Items]
Accrued interest						105,556
Debt Amount						500,000
Convertible Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Principal Amount																				$ 100,000
Accrued at a rate																				15.00%
Accrued interest						26,219
Convertible Promissory Notes One [Member]
IfrsStatementLineItems [Line Items]
Principal Amount								$ 100,000												$ 100,000
Accrued at a rate																				15.00%
Accrued interest						22,438									$ 11,209
Unpaid interest								$ 20,465
Convertible Non Negotiable Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal Amount					10,000,000	15,000,000			$ 637,775										$ 637,775
Accrued at a rate																			25.00%
Monthly installments																			$ 30,000
Accrued interest									922
Unpaid interest									146,157
Convertible Promissory Notes Two [Member]
IfrsStatementLineItems [Line Items]
Principal Amount																	$ 100,000
Accrued at a rate																	50.00%
Accrued interest					40,000	$ 40,000
Convertible Promissory Notes Three [Member]
IfrsStatementLineItems [Line Items]
Principal Amount																$ 50,000
Accrued at a rate																50.00%
Accrued interest															$ 548
Consultant [Member]
IfrsStatementLineItems [Line Items]
Convertible debt					15,000,000
Consultant One [Member]
IfrsStatementLineItems [Line Items]
Principal Amount									$ 300,000
Convertible debt					$ 18,000,000
G R U Properties L L C [Member]
IfrsStatementLineItems [Line Items]
Principal Amount				$ 100,000
Accrued at a rate				50.00%
Accrued interest				$ 140,000
Convertible promissory notes description				convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of GR Unlimited at a price per unit agreed upon by GR Unlimited and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. On January 31, 2018, $50,000 of the outstanding principal was repaid and the remaining principal of $50,000 was extended to August 1, 2018. In addition, $7,406 of accrued and unpaid interest was converted into 52.06 common units of GR Unlimited (198,214 common shares of the Company) as described in note 13(xiv). On August 1, 2018, the holder of the convertible promissory note accepted a new convertible promissory note in the amount of $57,500 in exchange for the current note and $7,500 of accrued interest. The new convertible promissory note has a maturity date to August 1, 2019, with interest at 12.5% per annum, payable monthly. During the year ended October 31, 2019, the principal and accrued interest was paid in full. As at October 31, 2018, accrued interest of $1,197 (2017 - $13,185) was incurred.
G R U Properties L L C One [Member]
IfrsStatementLineItems [Line Items]
Principal Amount				$ 100,000
Accrued at a rate				50.00%
Accrued interest				$ 140,000
Convertible promissory notes description				convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of the GR Unlimited at a price per unit agreed upon by GR Unlimited and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. As at October 31, 2017, accrued interest of $13,185 was incurred. On January 31, 2018, the principle of $100,000 and unpaid interest of $50,000 were converted into 89.8 common units of GR Unlimited (462,500 common shares of the Company) as described in note 13(v).
G R U Properties L L C Two [Member]
IfrsStatementLineItems [Line Items]
Principal Amount				$ 100,000
Accrued at a rate				50.00%
Accrued interest				$ 13,185